CONDENSED FINANCIAL INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
FINANCIAL POSITION:
Total assets	$ 47,190,460	$ 50,571,492				$ 65,105,709				$ 47,190,460		$ 50,571,492	$ 65,105,709	$ 70,257,390
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)	19,688,729	22,751,047				35,351,772				19,688,729		22,751,047	35,351,772
Shareholders' equity	27,501,731	27,820,445				29,753,937				27,501,731		27,820,445	29,753,937	32,797,583	35,831,330
OPERATIONS:
Revenues	8,029,962	1,847,583	1,933,407	1,735,118	1,613,600	1,059,348	2,400,125	880,262	1,339,411	10,141,761	5,276,375	7,129,708	5,679,146	5,414,279
Total (credit) provision for income taxes on continuing operations	1,402,000		(192,000)							(402,000)	(709,000)	(1,272,000)	(1,327,000)	(2,183,000)
Net loss	3,181,334	120,576	(372,362)	(503,419)	(503,429)	(1,148,076)	(377,474)	(488,563)	(460,652)	(318,714)	(1,379,210)	(1,258,634)	(2,474,765)	(3,409,080)
Blue Ridge and Subsidiaries
FINANCIAL POSITION:
Total assets		40,725,247				51,526,111						40,725,247	51,526,111	54,244,597
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)		24,077,895				33,108,155						24,077,895	33,108,155	33,548,251
Shareholders' equity		16,647,352				18,417,958						16,647,352	18,417,958	20,696,349
OPERATIONS:
Revenues												3,988,091	3,409,638	3,805,407
Loss from continuing operations before taxes												(2,194,921)	(2,589,152)	(5,363,189)
Total (credit) provision for income taxes on continuing operations												(1,143,000)	(876,000)	(1,982,000)
Net loss												(1,095,751)	(1,709,510)	(3,156,971)
Big Boulder and Subsidiaries
FINANCIAL POSITION:
Total assets		9,846,245				13,579,598						9,846,245	13,579,598	16,012,793
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)		(1,326,848)				2,243,617						(1,326,848)	2,243,617	3,911,556
Shareholders' equity		11,173,093				11,335,981						11,173,093	11,335,981	12,101,237
OPERATIONS:
Revenues												3,141,617	2,269,508	1,608,872
Loss from continuing operations before taxes												(291,991)	(1,325,388)	(635,570)
Total (credit) provision for income taxes on continuing operations												(129,000)	(451,000)	(201,000)
Net loss												$ (162,883)	$ (765,255)	$ (252,109)